BNMC Continuation Cars LLC Business Combination	12 Months Ended
Dec. 31, 2024
BNMC Continuation Cars LLC Business Combination [Abstract]
BNMC CONTINUATION CARS LLC BUSINESS COMBINATION

NOTE 5. BNMC CONTINUATION CARS LLC BUSINESS COMBINATION

On April 3, 2024, the Company entered into an Asset Purchase Agreement (the “Original Asset Purchase Agreement”) with BNMC Continuation Cars LLC, an Oklahoma limited liability company and David W. Miller II (collectively “Sellers”), that was subsequently amended on April 24, 2024 Amended and Restated Asset Purchase Agreement (the A&R Asset Purchase Agreement”).The Company agreed to purchase certain assets relating to vehicle builds, including the trademark “Brand New Muscle Car” (the “Purchased Assets”) from Sellers in exchange for up to $1.25 million. The price for the Purchased Assets under the A&R Asset Purchase Agreement is to be equal to $950,000 plus an additional $300,000, for up to 3 additional new vehicle builds the Sellers refers to the Company that are accepted by the Company on or before June 24, 2024 (the “A&R Purchase Price”). The A&R Purchase Price is to be paid to Seller by the issuance of such number of shares of Common Stock equal to (a) the A&R Purchase Price divided by (b) the closing price of the Common Stock on the five-month anniversary of the closing date (the “Consideration Shares”). The A&R Purchase Price is to be paid by the Company to the Sellers by the issuance of the Consideration Shares within three (3) business days of the five-month anniversary of the closing date.

On April 24, 2024, ECD entered into an Amended and Restated Asset Purchase Agreement (the A&R Asset Purchase Agreement”) with Sellers, pursuant to which the Company agreed to purchase certain assets relating to vehicle builds, including the trademark “Brand New Muscle Car” (the “Purchased Assets”) from Sellers in exchange for up to $1.25 million. The price for the Purchased Assets under the A&R Asset Purchase Agreement shall be equal to $950,000 plus up to an additional $300,000, in increments of $100,000, for each new vehicle build the Sellers can refer to the Company that are actually accepted by the Company on or before June 24, 2024 (the “A&R Purchase Price”). The A&R Purchase Price will be paid to Seller by the issuance of such number of shares of Common Stock equal to (a) the A&R Purchase Price divided by (b) the closing price of the Common Stock on the five month anniversary of the closing date (the “Consideration Shares”). The A&R Purchase Price will be paid by the Company to the Sellers by the issuance of the Consideration Shares within three (3) business days of the five month anniversary of the closing date. The closing of the transactions contemplated by A&R Asset Purchase Agreement are subject to customary representations, warranties, covenants and closing conditions.

On April 24, 2024, following the satisfaction or waiver of closing conditions, the Company and Sellers closed the transactions contemplated by the A&R Asset Purchase Agreement. In connection with the closing of the A&R Asset Purchase Agreement, the Company and the Sellers executed and delivered the following agreements: (1) the IP Assignment Agreement, dated April 24, 2024, by and between Sellers, as assignors, and ECD, as assignee (the “IP Assignment Agreement”), (2) the Trademark License Agreement, dated April 24, 2024, by and between ECD, as licensor and Sellers, as licensees (the “Trademark License Agreement”), and (3) Consulting Agreement, dated April 24, 2024, by and between ECD, as the company and BNMC Films LLC, a wholly owned subsidiary of David W. Miller II, as the contractor (the “Consulting Agreement”). The additional $300,000 of consideration was fully earned by June 24, 2024.

On August 11, 2024, the Company and the Sellers entered into an Amendment (the “Amendment”) to the A&R Asset Purchase Agreement, pursuant to which the parties acknowledged that the Sellers have satisfied all conditions to the A&R Asset Purchase Agreement to fix the aggregate purchase price at $1,250,000 payable through the issuance of 1,250,000 shares of the Company’s common stock valued at $1.00 per share. Pursuant to the Amendment the Company issued the 1,250,000 shares of the Company’s common stock to David W. Miller II in full satisfaction of the Company’s obligation to pay the Purchase Price as set forth in the A&R Asset Purchase Agreement.

The assets acquired under the A&R Asset Purchase agreement were accounted for as a business combination under FASB ASC Topic 805 Business Combinations. The Company utilized acquisition method under ASC 805-10-05-4 to account for the business combination. The purchase price was allocated as follows:

Consideration shares (1)	$1,250,000
Transaction costs	87,062
Total purchase consideration	1,337,062
Less: Cash deposits	(137,116)
Inventory	(27,964)
Deferred revenue	137,116
Total purchase consideration to be allocated	1,309,098
Less: fair value of intangible asset	18,000
Goodwill	$1,291,098

(1)	Includes $950,000 of consideration shares and an additional $300,000 of consideration that was 100% probable at the time of close.

	Fair value	Useful life
Brand name	$18,000	2
Less: accumulated amortization	(6,000)
Brand name, net	$12,000